10-Q FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)						3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 26, 2022	Dec. 30, 2021	Jul. 24, 2021	Jul. 23, 2021	Sep. 08, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Feb. 25, 2022	Jun. 24, 2021	Feb. 15, 2021	May 22, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares outstanding (in shares)						67,707,832		71,207,832	71,207,832	34,980,766
Investments in equity securities						$ 1,107,742		$ 925,819	$ 925,819	$ 3,979,723
Closing stock price (in usd per share)						$ 1.67		$ 1.29	$ 1.29			$ 1.46
Change in estimated fair value of contingent forward asset									$ 0	765,880
Investment						$ 18,566,056		$ 25,515,879	25,515,879	2,937,597
Receivable on sale of equity securities								0	0	200,000
Derivative liability								2,743,162	2,743,162
Change in fair value of derivative instruments						3,065,000	$ 7,487,249		(13,155,946)	$ 427,838
Chief Executive Officer and Officers
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares issued in transaction (in shares)		3,500,000
Receivable on sale of equity securities						7,258,162
LINICO Corporation | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares)		3,500,000
LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock committed as investment in affiliates, subsidiaries and joint ventures				$ 4,173,000
LP Biosciences LLC | Restricted Stock | Variable Interest Entity, Not Primary Beneficiary
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in connection with investment and financing commitments (shares)				3,500,000
MANA Corporation | Restricted Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares)			4,200,000	4,200,000
Fair Value, Measurements, Recurring | LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset				$ 6,642,000		$ 5,110,000		342,000	342,000
Tonogold Resources, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities					$ 7,607,263
Closing stock price (in usd per share)										$ 0.18					$ 0.18
Gain (loss) on change in fair value										$ (2,544,000)
Change in estimated fair value of contingent forward asset									765,880	800,000
Ownership percentage					100.00%
Tonogold note receivable, face value								$ 0	$ 0	$ 4,475,000
Number of shares issued in transaction (in shares)									4,300,000	5,300,000
Tonogold Resources, Inc. | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares outstanding (in shares)						7,419,375		8,671,985	8,671,985	13,131,860
Investments in equity securities						$ 1,100,293		$ 910,558	$ 910,558	$ 3,939,558
Closing stock price (in usd per share)						$ 0.15		$ 0.11	$ 0.11	$ 0.30
Gain (loss) on change in fair value						$ 415,205			$ (2,286,867)
Change in estimated fair value of contingent forward asset									(891,039)	$ 1,636,468
Tonogold Resources, Inc. | Common Stock | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities						1,100,293		$ 910,558	910,558	$ 3,939,558
LINICO Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share)														$ 2.25
Gain (loss) on change in fair value									2,049,966
Investment														$ 6,250,000
Process to sell the assets						(1,330,000)
LINICO Corporation | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, number of shares purchased (in shares)		3,129,081
LINICO Corporation | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability						1,413,162		2,743,162	2,743,162
LINICO Corporation | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on change in fair value						0	$ 6,989,999
Quantum Generative Materials LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share)													$ 3.51
Change in fair value of derivative instruments						1,140,000			(6,660,000)
Quantum Generative Materials LLC | Quantum Generative Materials LLC | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock committed as investment in affiliates, subsidiaries and joint ventures						$ 10,000,000		10,000,000	$ 10,000,000
Quantum Generative Materials LLC | Quantum Generative Materials LLC | Restricted Stock | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock (in shares)						3,000,000			3,000,000
Quantum Generative Materials LLC | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability						$ 4,990,000
Derivative asset								6,130,000	$ 6,130,000				$ 530,000
LP Biosciences LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing stock price (in usd per share)				$ 3.09
Derivative asset											$ 937,000
Written off to other expense						937,000
LP Biosciences LLC | Variable Interest Entity, Not Primary Beneficiary
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage				50.00%
LP Biosciences LLC | MANA Corporation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative instruments						$ 595,000		(6,300,000)
LP Biosciences LLC | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset								$ 342,000	$ 342,000
Tonogold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership percentage	100.00%
Tonogold note receivable, face value	$ 6,650,000